Post-retirement benefits - Summary of amount recognised in balance sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	$ (1,028)	$ (2,273)	$ (1,730)
– Deficits	(2,098)	(3,055)
– Surpluses	1,070	782
Net deficits on pension plans	(194)	(1,305)
Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(194)	(1,305)
– Deficits	(1,264)
– Surpluses	1,070
Net deficits on pension plans	(194)
Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(834)	(968)
– Deficits	(834)
– Surpluses	0
Net deficits on pension plans	0
Unfunded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(834)	(968)
Unfunded | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	0
Unfunded | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(834)
Plan assets
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	14,700	14,905	13,923
Plan assets | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	14,700	14,905
Plan assets | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	0	0
Present value of defined benefit obligation
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(15,728)	(17,178)	$ (15,653)
Present value of defined benefit obligation | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(14,894)	(16,210)
Present value of defined benefit obligation | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(834)	(968)
Present value of defined benefit obligation | Funded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(14,462)	(15,731)
Present value of defined benefit obligation | Funded | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(14,462)
Present value of defined benefit obligation | Funded | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	0
Present value of defined benefit obligation | Unfunded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(1,266)	$ (1,447)
Present value of defined benefit obligation | Unfunded | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(432)
Present value of defined benefit obligation | Unfunded | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	$ (834)